INCOME TAXES (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate, percentage	21.00%	21.00%
Net operating loss carryforwards		$ 341,904
Net operating loss carryforwards		56,378
Net operating loss carryforwards		$ 382,958